Share capital and share-based compensation - Schedule of Stock Option Expirations (Details)	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares	Aug. 10, 2021 shares	Oct. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	4,510,651	5,296,554	4,242,707	5,327,980
Tranche One
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	1,268,220
Tranche One | Minimum
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares)	$ 0.02
Tranche One | Maximum
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares)	$ 0.37
Tranche Two
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	1,033,029
Tranche Two | Minimum
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares)	$ 1.07
Tranche Two | Maximum
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares)	$ 2.15
Tranche Three
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	2,209,402
Tranche Three | Minimum
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares)	$ 2.15
Tranche Three | Maximum
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares)	$ 13.2